Organization and nature of operations - Additional Information (Details) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2011 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Variable Interest Entity [Line Items]
Number of year's power of attorney retained		10 years	10 years
Percentage of pre-tax operating profit		80.00%	80.00%
Right-of-use assets				$ 11,819,000		$ 8,747,000
Lease liabilities						$ 8,825
Giganology Shenzhen
Variable Interest Entity [Line Items]
Termination of agreement, notice period		30 days	30 days
Automated extended period of agreement		10 years	10 years
Agreement expiration date		2022	2022
Shareholder Service [Member]
Variable Interest Entity [Line Items]
Service fees payable			$ 811,000	$ 825,000	$ 1,155,000
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Variable Interest Entity [Line Items]
Additional interest-free loans | ¥		¥ 20
Increase in registered capital | ¥		30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Interest-free loans | ¥		¥ 9
Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Increase in registered capital | ¥	¥ 20
Term agreement expiration year		2016	2016
Call Option Agreement [Member] | Giganology Shenzhen
Variable Interest Entity [Line Items]
Agreement expiration date		2022	2022
Outstanding share, purchase price per share | ¥ / shares		¥ 1
Accounting Standards Update 2016-02 [Member] | Restatement Adjustment [Member]
Variable Interest Entity [Line Items]
Right-of-use assets							$ 11,800,000
Lease liabilities							$ 11,400,000
Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		20.00%	20.00%
Exclusive Technology Support and Services Agreement [Member] | Giganology Shenzhen
Variable Interest Entity [Line Items]
Term agreement expiration year		2025	2025
Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		20.00%	20.00%
Software and Proprietary Technology License Contract [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		40.00%	40.00%